Schedule of Investments (unaudited)
January 31, 2024
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 2.7%
Alexander & Baldwin, Inc.	156,194	$ 2,705,280
Alpine Income Property Trust, Inc.	27,369	425,314
American Assets Trust, Inc.	105,107	2,357,550
Armada Hoffler Properties, Inc.	145,778	1,743,505
Broadstone Net Lease, Inc.	405,788	6,521,013
CTO Realty Growth, Inc.	48,352	799,259
Empire State Realty Trust, Inc., Class A	284,587	2,709,268
Essential Properties Realty Trust, Inc.	335,919	8,367,742
Gladstone Commercial Corp.	85,782	1,099,725
Global Net Lease, Inc.	420,624	3,554,273
NexPoint Diversified Real Estate Trust(a)	69,628	480,433
One Liberty Properties, Inc.	35,755	723,681
WP Carey, Inc.	460,411	28,527,066
		60,014,109
Health Care REITs — 10.1%
CareTrust REIT, Inc.	215,048	4,498,804
Community Healthcare Trust, Inc.	57,600	1,473,984
Diversified Healthcare Trust	511,782	1,468,814
Global Medical REIT, Inc.	131,609	1,330,567
Healthcare Realty Trust, Inc.	825,031	13,291,250
Healthpeak Properties, Inc.	1,188,300	21,983,550
LTC Properties, Inc.	88,345	2,753,714
Medical Properties Trust, Inc.	1,289,760	3,998,256
National Health Investors, Inc.	90,045	4,788,593
Omega Healthcare Investors, Inc.	531,476	15,412,804
Physicians Realty Trust	513,864	6,289,695
Sabra Health Care REIT, Inc.	499,668	6,665,571
Universal Health Realty Income Trust	28,173	1,121,567
Ventas, Inc.	867,830	40,258,634
Welltower, Inc.	1,166,483	100,912,444
		226,248,247
Hotel & Resort REITs — 3.7%
Apple Hospitality REIT, Inc.	464,969	7,467,402
Braemar Hotels & Resorts, Inc.	146,130	333,176
Chatham Lodging Trust	104,020	1,092,210
DiamondRock Hospitality Co.	454,218	4,151,553
Host Hotels & Resorts, Inc.	1,535,409	29,510,561
Park Hotels & Resorts, Inc.	464,226	7,000,528
Pebblebrook Hotel Trust(a)	256,954	3,910,840
RLJ Lodging Trust	332,095	3,845,660
Ryman Hospitality Properties, Inc.	125,741	13,818,936
Service Properties Trust	355,930	2,751,339
Summit Hotel Properties, Inc.	226,457	1,467,441
Sunstone Hotel Investors, Inc.	449,440	4,795,525
Xenia Hotels & Resorts, Inc.	231,294	3,083,149
		83,228,320
Industrial REITs — 16.3%
Americold Realty Trust, Inc.	586,382	16,125,505
EastGroup Properties, Inc.	99,336	17,625,186
First Industrial Realty Trust, Inc.	286,648	14,768,105
Industrial Logistics Properties Trust	140,917	560,850
Innovative Industrial Properties, Inc.	60,148	5,607,598
LXP Industrial Trust	624,055	5,672,660
Plymouth Industrial REIT, Inc.	95,305	2,110,053
Prologis, Inc.	2,005,244	254,044,362
Rexford Industrial Realty, Inc.	457,045	24,035,997
STAG Industrial, Inc.	394,725	14,581,141
Terreno Realty Corp.	178,699	10,673,691
		365,805,148
Security	Shares	Value
Office REITs — 5.9%
Alexandria Real Estate Equities, Inc.	372,555	$ 45,041,900
Boston Properties, Inc.	340,602	22,650,033
Brandywine Realty Trust	363,252	1,721,815
City Office REIT, Inc.	83,087	436,207
COPT Defense Properties	243,402	5,734,551
Cousins Properties, Inc.	328,097	7,516,702
Douglas Emmett, Inc.	321,437	4,355,471
Easterly Government Properties, Inc.	207,111	2,543,323
Highwoods Properties, Inc.	226,396	5,200,316
Hudson Pacific Properties, Inc.	296,848	2,431,185
JBG SMITH Properties	213,881	3,422,096
Kilroy Realty Corp.	253,608	9,069,022
NET Lease Office Properties(a)	31,055	769,543
Office Properties Income Trust	103,876	381,225
Orion Office REIT, Inc.	126,908	652,307
Paramount Group, Inc.	403,173	1,915,072
Peakstone Realty Trust, Class E	78,854	1,141,806
Piedmont Office Realty Trust, Inc., Class A	266,539	1,812,465
Postal Realty Trust, Inc., Class A	44,042	620,992
SL Green Realty Corp.	126,691	5,694,761
Vornado Realty Trust	384,164	10,445,419
		133,556,211
Residential REITs — 16.6%
American Homes 4 Rent, Class A	723,103	25,344,760
Apartment Income REIT Corp.	323,036	10,560,047
Apartment Investment & Management Co., Class A(b)	315,638	2,345,190
AvalonBay Communities, Inc.	307,868	55,111,451
BRT Apartments Corp.	26,009	436,951
Camden Property Trust	225,323	21,144,310
Centerspace	32,287	1,768,036
Elme Communities	189,274	2,740,688
Equity LifeStyle Properties, Inc.	385,803	26,115,005
Equity Residential	810,269	48,770,091
Essex Property Trust, Inc.	138,655	32,344,052
Independence Realty Trust, Inc.	486,755	7,150,431
Invitation Homes, Inc.	1,327,595	43,717,704
Mid-America Apartment Communities, Inc.	252,179	31,870,382
NexPoint Residential Trust, Inc.	48,223	1,473,213
Sun Communities, Inc.	266,898	33,455,664
UDR, Inc.	712,567	25,666,663
UMH Properties, Inc.	129,002	1,949,220
Veris Residential, Inc.	170,750	2,603,938
		374,567,796
Retail REITs — 16.6%
Acadia Realty Trust	201,256	3,433,427
Agree Realty Corp.	215,295	12,833,735
Alexander’s, Inc.	4,689	1,030,595
Brixmor Property Group, Inc.	650,092	14,588,064
CBL & Associates Properties, Inc.	58,426	1,366,000
Federal Realty Investment Trust	175,547	17,858,396
Getty Realty Corp.	102,780	2,842,895
InvenTrust Properties Corp.	147,106	3,652,642
Kimco Realty Corp.	1,424,853	28,782,031
Kite Realty Group Trust	469,552	10,048,413
Macerich Co. (The)	464,858	7,340,108
NETSTREIT Corp.	149,089	2,708,947
NNN REIT, Inc.	393,958	15,892,266
Phillips Edison & Co., Inc.	254,691	8,840,325
Realty Income Corp.	1,807,004	98,282,948
Regency Centers Corp.	392,356	24,588,950
Retail Opportunity Investments Corp.	264,689	3,597,123
Saul Centers, Inc.	25,151	962,277

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Simon Property Group, Inc.	704,958	$ 97,714,228
SITE Centers Corp.	410,736	5,471,004
Tanger, Inc.	220,842	5,940,650
Urban Edge Properties	248,063	4,284,048
Whitestone REIT	104,966	1,356,161
		373,415,233
Specialized REITs — 27.8%
CubeSmart	485,683	20,991,219
Digital Realty Trust, Inc.	656,220	92,172,661
EPR Properties	161,332	7,142,168
Equinix, Inc.	202,880	168,343,738
Extra Space Storage, Inc.	454,300	65,619,092
Farmland Partners, Inc.	96,400	1,081,608
Four Corners Property Trust, Inc.	195,152	4,568,508
Gaming & Leisure Properties, Inc.	555,528	25,359,853
Gladstone Land Corp.	73,638	1,042,714
Iron Mountain, Inc.	628,994	42,469,675
Lamar Advertising Co., Class A	188,684	19,751,441
National Storage Affiliates Trust	175,497	6,554,813
Outfront Media, Inc.	318,608	4,148,276
Public Storage	340,436	96,408,071
Safehold, Inc.(a)	105,003	2,085,360
VICI Properties, Inc.	2,246,675	67,669,851
		625,409,048
Total Long-Term Investments — 99.7% (Cost: $2,505,930,754)		2,242,244,112
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(c)(d)(e)	3,480,130	$ 3,482,219
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(c)(d)	5,140,371	5,140,371
Total Short-Term Securities — 0.4% (Cost: $8,621,812)		8,622,590
Total Investments — 100.1% (Cost: $2,514,552,566)		2,250,866,702
Liabilities in Excess of Other Assets — (0.1)%		(2,337,043)
Net Assets — 100.0%		$ 2,248,529,659
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,979,342	$ —	$ (7,498,106)(a)	$ 4,698	$ (3,715)	$ 3,482,219	3,480,130	$ 57,753(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	3,910,036	1,230,335(a)	—	—	—	5,140,371	5,140,371	215,642	—
				$ 4,698	$ (3,715)	$ 8,622,590		$ 273,395	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2024
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	182	03/15/24	$ 6,124	$ 50,868
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.  For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,242,244,112	$ —	$ —	$ 2,242,244,112
Short-Term Securities
Money Market Funds	8,622,590	—	—	8,622,590
	$ 2,250,866,702	$ —	$ —	$ 2,250,866,702
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 50,868	$ —	$ —	$ 50,868
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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